Capital Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
CAPITAL STOCK
CAPITAL STOCK
At December 31, 2018, there were 300,000,000 shares of common stock and 30,000,000 shares of serial preferred stock authorized for issuance. Of the authorized serial preferred stock, 3,000,000 shares are designated as cumulative redeemable serial preferred and 1,000,000 shares are designated as convertible serial preferred stock. See Note 12. Under the 2006 Equity and Performance Incentive Plan (2006 Employee Plan), 23,700,000 shares may be issued or transferred. See Note 13. An aggregate of 9,643,433, 10,715,939 and 7,720,815 shares of common stock at December 31, 2018, 2017 and 2016, respectively, were reserved for the exercise and future grants of option rights and future grants of restricted stock and restricted stock units. See Note 13. Shares outstanding shown in the following table included 489,647, 489,260 and 488,714 shares of common stock held in a revocable trust at December 31, 2018, 2017 and 2016, respectively. The revocable trust is used to accumulate assets for the purpose of funding the ultimate obligation of certain non-qualified benefit plans. Transactions between the Company and the trust are accounted for in accordance with the Deferred Compensation – Rabbi Trusts Subtopic of the Compensation Topic of the ASC, which requires the assets held by the trust be consolidated with the Company’s accounts.

	Shares in Treasury	Shares Outstanding
Balance at January 1, 2016	23,514,054	92,246,525
Shares tendered as payment for option rights exercised	3,441	(3,441)
Shares issued for exercise of option rights		733,876
Shares tendered in connection with grants of restricted stock	59,916	(59,916)
Net shares issued for grants of restricted stock		95,987
Balance at December 31, 2016	23,577,411	93,013,031
Shares tendered as payment for option rights exercised	16,545	(16,545)
Shares issued for exercise of option rights		1,152,015
Shares tendered in connection with grants of restricted stock	82,777	(82,777)
Net shares canceled of restricted stock		(182,079)
Balance at December 31, 2017	23,676,733	93,883,645
Shares tendered as payment for option rights exercised	1,159	(1,159)
Shares issued for exercise of option rights		661,599
Shares tendered in connection with grants of restricted stock	52,144	(52,144)
Net shares issued for grants of restricted stock		149,821
Treasury stock purchased	1,525,000	(1,525,000)
Balance at December 31, 2018	25,255,036	93,116,762